Related Party Transactions (Details) - Schedule of Remuneration of Directors and Key Management Personnel - Related Party [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Consulting fees	$ 80,000	$ 40,288	$ 160,833	$ 91,538
Salaries	170,641	159,814	377,656	316,253
Share-based compensation	(54,859)	75,369	(32,583)	122,355
Total	$ 195,782	$ 275,471	$ 505,907	$ 530,146